SHARE CAPITAL - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		50 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Aug. 31, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Nov. 30, 2022	May 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Share repurchase program, authorized ( in shares)	0		0	0						30,000,000.0
Share repurchase program, authorized, amount					$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000
Share repurchase program, cumulative authorized, amount	$ 50,000		$ 50,000
Treasury stock acquired, average cost per share (in usd per share)			$ 8.98
Treasury shares acquired			$ 35,576
Discount for purchase of ordinary shares under employee share purchase plan	15.00%
Maximum shares purchase for employees	50.00%		50.00%
Maximum limitation percentage for employees voting power	5.00%		5.00%
Issue of ordinary shares in relation to employee stock purchase plan (in shares)	56,473	13,448
Issue of ordinary shares in relation to employee stock purchase plan	$ 183	$ 0
Treasury Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue of ordinary shares (in shares)			3,960,663
Potential ordinary share transactions
Disclosure Of Classes Of Share Capital [Line Items]
Share repurchase program, amount available	$ 14,424		$ 14,424